Stock-Based Compensation - Summary of Restricted Stock Awards and Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Awards
Number of awards
Outstanding, beginning balance (in shares)	29,524
Awards granted (in shares)	0
Awards released (in shares)	(26,524)
Outstanding, ending balance (in shares)	3,000
Weighted- average grant date fair value
Outstanding, beginning balance (in dollars per share)	$ 39.64
Awards granted (in dollars per share)	0.00
Awards released (in dollars per share)	36.03
Outstanding, ending balance (in dollars per share)	$ 71.50
Restricted Stock Units
Number of awards
Outstanding, beginning balance (in shares)	55,574
Awards granted (in shares)	816,081
Awards released (in shares)	(47,761)
Awards canceled (in shares)	(823,894)
Weighted- average grant date fair value
Outstanding, beginning balance (in dollars per share)	$ 11.70
Awards granted (in dollars per share)	1.88
Awards released (in dollars per share)	12.04
Awards canceled (in dollars per share)	$ 1.95
Shares outstanding, aggregate intrinsic value		$ 106